Subsequent Events (Details Textual)			1 Months Ended						3 Months Ended		5 Months Ended	12 Months Ended
	May 05, 2017 USD ($) Officers shares	Jun. 10, 2016 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) Officers $ / shares shares	Sep. 28, 2017 $ / shares	Sep. 06, 2017 USD ($)	Aug. 25, 2017 USD ($)	May 31, 2017 USD ($) Officers $ / shares shares	Apr. 30, 2017 USD ($) Officers shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	May 31, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Sep. 29, 2017 shares
Number of shares issued, value	$ 3,340,000								$ 3,340,000
Warrants to purchase common stock | shares									0			50,000	1,200,000
Warrant exercise price | $ / shares									$ 0.03			$ 5.01	$ 0.005
Proceeds from convertible notes, related party									$ 50,000			$ 105,000
Share price | $ / shares												$ 5.01
Percentage of equity financing												50.00%
Fair value of warrants												$ 1,447,066
Business acquisition, description									The Company is obligated under three licenses, production and/or distribution agreements to make guaranteed payments as follows: $700,000 for the fiscal year ended March 31, 2018, and $475,000 for the fiscal year ended March 31, 2019. The agreements also provide for a revenue share of 35-50% of capital and net revenues. In addition, there are two other agreements that provide for a revenue share of 50% on net revenues, but no guaranteed payments.
Subsequent event, description									Subsequent to June 30, 2017, the Company issued 49,041 shares of its common stock valued at $245,695 to various consultants. The Company valued these shares at $5.01 per share, the most recent price of the sale of its common stock near the date of grant.
Third Officers [Member]
Common stock granted shares | shares							133,333	133,333
Employment Agreements [Member] | First Tranche [Member]
Shares vested | shares							66,667	66,667
Description of shares vesting							Remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.	Remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.
Employment Agreements [Member] | Officers [Member]
Officers annual salary							$ 120,000	$ 120,000
Officers annual salary term							2 years	2 years
Number of officers | Officers							2	2
Common stock granted value							$ 501,000	$ 501,000
Common stock granted shares | shares							100,000	100,000
Bonus received								$ 100,000
Employment Agreements [Member] | Second Officers [Member]
Number of shares issued, value							$ 668,000	668,000
Officers annual salary							$ 180,000	$ 180,000
Officers annual salary term							2 years	2 years
Number of officers | Officers							2	2
Common stock granted value							$ 501,000	$ 501,000
Common stock granted shares | shares							100,000	100,000
Bonus received							$ 100,000				$ 100,000
Bonus received shares | shares							2,000,000	2,000,000
Management Agreement [Member]
Related party due services payable								$ 1,000,000
Debt term								3 years
6% Unsecured Convertible Note Payables [Member]
Purchase exercise price | $ / shares							$ 0.01				$ 0.01
Unsecured Convertible Notes Payable [Member]
Total gross proceeds from securities												$ 5,000,000
Warrants to purchase common stock | shares												265,833
Warrant exercise price | $ / shares												$ 0.03
Total cash principal												$ 1,595,000
Fair value of warrants												$ 723,533
Conversion price, description												As of the issuance dates of these notes, the effective conversion price was $2.73, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company expects to recognize a beneficial conversion feature of $723,533.
Trinad Capital [Member] | Senior Notes [Member]
Proceeds from convertible notes, related party													95,100
Accredited Investors [Member]
Total gross proceeds from securities		$ 1,250,000											$ 1,250,000
Number of shares issued | shares		250,000
Purchase exercise price | $ / shares		$ 5.00
Investor [Member]
Number of shares issued | shares												315,833
Number of shares issued, value												$ 9,475
Warrants to purchase common stock | shares												315,833
Warrant exercise price | $ / shares												$ 0.03
Total consideration of common stock | shares												245,833
Institutional Investor [Member]
Total gross proceeds from securities											$ 5,000,000
Wantickets [Member]
Number of shares issued | shares	66,667
Wantickets [Member] | Officers [Member]
Officers annual salary	$ 220,000
Officers annual salary term	2 years
Number of officers | Officers	2
Wantickets [Member] | Other Officers [Member]
Officers annual salary	$ 160,000
Common stock granted shares | shares	15,000
Wantickets [Member] | Letter Agreement [Member]
Description of notes due	Net income of $3 million in the twelve months following the effective date of his employment agreement or net income of $4 million in the twelve months thereafter.
Total consideration of common stock | shares	66,667
Business acquisition, description	Pursuant to the APA and the Letter Agreement, dated as of May 5, 2017 (the "Letter Agreement"), entered into among the Company, LXL Tickets and Mr. Schnaier, the parties agreed that, commencing May 5, 2017, Mr. Schnaier will promptly pay for all of LXL Tickets' net losses of its business for each calendar month (or pro rata thereof), up to a total of $100,000 per month, and for any liabilities exceeding $100,000 in the aggregate that arose from April 1, 2017 to May 5, 2017 (inclusive), until the earlier of (x) such time as a public offering is consummated or (b) May 5, 2018 (such earlier date as between clause (x) and (y).
Subsequent Event [Member] | Andy Schuon [Member] | First Tranche [Member]
Shares vested | shares			833,333
Subsequent Event [Member] | Andy Schuon [Member] | Second Tranche [Member]
Share price | $ / shares			$ 30.00
Shares vested | shares			166,667
Trading days | Officers			90
Subsequent Event [Member] | Mr. Russ Gilbert [Member]
Warrants to purchase common stock | shares														83,333
Share price | $ / shares				$ 1.65
Description of shares vesting				Such options shall vest as to one-third of the shares underlying the options twelve months after the date of grant, and as to an additional one-third of the shares underlying the options on such date every twelfth month thereafter through the date three years after the date of grant. Each tranche of shares subject to the options shall become exercisable on the earlier of (i) one year after the date such tranche shall vest, (ii) the second anniversary of the date of grant, or (iii) the earliest date vested equity awards become exercisable or transferable for similarly situated executives of the Company.
Subsequent Event [Member] | Employment Agreements [Member] | Andy Schuon [Member]
Warrants to purchase common stock | shares			1,000,000
Share price | $ / shares			$ 1.65
Officers annual salary term			3 years
Bonus received			$ 250,000
Annual salary			25,000
Monthly rate			$ 25,000
Employment termination, description			(i) the Company will pay Mr. Schuon certain accrued obligations and prior year bonus amounts, if any; and (ii) subject to timely execution and non-revocation of a release as provided in his employment agreement, (u) the Company will continue to pay Mr. Schuon his base salary for a period from the termination date through the lesser of twelve months or the period through and inclusive of the last day of the three-year term of his employment agreement; (v) unvested Schuon Options (other than the Performance Options) and Other Equity Awards (as defined in his employment agreement) shall automatically accelerate and become vested and exercisable for a period of twelve months from the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award; (w) the Performance Options will continue to vest for a twelve-month period following the termination date; (x) any such accelerated Service Options, Performance Options and Other Equity Awards shall remain outstanding and be exercisable, to the extent applicable, for a period of twelve months from the later of the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award; (y) all restrictions on the Other Equity Awards shall automatically and immediately lapse; and (z) the Company will continue to cover costs for Mr. Schuon and his dependents continued participation in the Company's medical plans from the termination date through and inclusive of the lesser of twelve months or the period through the date on which he obtains other coverage. Mr. Schuon's employment agreement contains covenants for the benefit of the Company relating to non-competition during the term of his employment and protection of the Company's confidential information, customary representations and warranties and indemnification obligations.
Subsequent Event [Member] | Employment Agreements [Member] | Jerome Gold [Member]
Warrants to purchase common stock | shares			333,333
Share price | $ / shares			$ 1.65
Officers annual salary term			3 years
Bonus received			$ 250,000
Annual salary			$ 12,000
Employment termination, description			(i) the Company will pay Mr. Gold certain accrued obligations and prior year bonus amounts, if any; and (ii) subject to timely execution and non-revocation of a release as provided in his employment agreement (v) the Company will continue to pay Mr. Gold his base salary for a period from the termination date through the lesser of twelve months or the period through and inclusive of the last day of the three-year term of his employment agreement; (w) unvested Gold Options and Other Equity Awards (as defined in his employment agreement) shall automatically accelerate and become vested and exercisable for a period of twelve months from the termination date, but in all events no later than the end of the applicable term for each such award; (x) any such accelerated Gold Options and Other Equity Awards shall remain outstanding and be exercisable, to the extent applicable, for a period of twelve months from the later of the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award; (y) all restrictions on the Other Equity Awards shall automatically and immediately lapse; and (z) the Company will continue to cover costs for Mr. Gold's and his dependents continued participation in the Company's medical plans from the termination date through and inclusive of the lesser of twelve months or the period through the date on which he obtains other coverage. Mr. Gold's employment agreement contains covenants for the benefit of the Company relating to non-competition during the term of his employment and protection of the Company's confidential information, customary representations and warranties and indemnification obligations.
Increase of annual salary			$ 133,333
Subsequent Event [Member] | Ellin Employment Agreement [Member]
Warrants to purchase common stock | shares			1,166,667
Officers annual salary term			5 years
Shares vested | shares			166,667
Description of shares vesting			The first tranche of 2,000,000 shares underlying the Ellin Options (the "Ellin Service Options") shall vest in one-twelfth increments every three months for a three year period from the effective date of his employment agreement. Each tranche of the Ellin Service Options shall become exercisable one year after the date such tranche shall vest. In the event of a Change of Control (as defined in his employment agreement), any unvested portion of the Ellin Service Options shall vest and become exercisable effective immediately prior to such event. The second tranche of 1,500,000 shares underlying the Ellin Options shall 100% vest if prior to the third anniversary of the effective date of his employment agreement the shares of the Company's common stock shall have traded at a price of $10.00 per share or more for a period of 90 consecutive trading days during which an average of at least 500,000 shares are traded per day (the "Ellin Performance Options").
Annual salary			$ 650,000
Employment termination, description			(i) the Company will pay Mr. Ellin certain accrued obligations and prior year bonus amounts, if any; and (ii) subject to timely execution and non-revocation of a release as provided in his employment agreement, (u) the Company will pay Mr. Ellin a one-time payment of $10,000,000; (v) unvested Ellin Options (other than the Ellin Performance Options) and Other Equity Awards (as defined in his employment agreement) shall automatically accelerate and become vested and exercisable for a period of 12 months from the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award; (w) the Ellin Performance Options shall continue to vest if, and only if, the performance criteria specified above for the vesting of the Ellin Performance Options are satisfied during the twelve-month period following the termination date; (x) any such accelerated Ellin Service Options, Ellin Performance Options and Other Equity Awards will remain outstanding and be exercisable, to the extent applicable, for a period of twelve months from the later of the termination date or the date the award first becomes vested and exercisable, but in all events no later than the applicable term for each such award; (y) all restrictions on the Other Equity Awards that are vested on the terminate date (or during the twelve-month period following the termination date) shall automatically and immediately lapse; and (z) the Company will continue to cover costs for Mr. Ellin and his dependents continued participation in the Company's medical plans from the termination date through and inclusive of the lesser of twelve months or the period through the date on which he obtains other coverage. Mr. Ellin's employment agreement contains covenants for the benefit of the Company relating to non-competition during the term of Mr. Ellin's employment and protection of the Company's confidential information, customary representations and warranties and indemnification obligations.
Subsequent Event [Member] | Ellin Employment Agreement [Member] | Mr Ellin [Member] | First Tranche [Member]
Shares vested | shares			666,667
Subsequent Event [Member] | Ellin Employment Agreement [Member] | Mr Ellin [Member] | Second Tranche [Member]
Share price | $ / shares			$ 30.00
Shares vested | shares			166,667
Trading days | Officers			90
Subsequent Event [Member] | Slacker Agreement [Member]
Conversion price, description						Such cap amount will be (i) if the pricing of this offering occurs on or prior to October 9, 2017, $250,000, (ii) if the pricing of this offering occurs between October 10, 2017 and October 16, 2017, $375,000, and (iii) if the pricing of this offering occurs between October 17, 2017 and October 23, 2017, $500,000.
Common stock aggregate purchase price						$ 50,000,000
Common stock aggregate purchase price consisting						44,000,000
Common stock purchase price of cash						6,000,000
Insurance premium cost transaction expenses						5,000,000
Net working capital						$ 225,000
Subsequent Event [Member] | SNAP Agreement [Member]
Common stock aggregate purchase price					$ 34,000,000
Common stock aggregate purchase price consisting					20,400,000
Common stock purchase price of cash					13,600,000
Termination fee					2,900,000
Cash on hand					$ 1,000,000